Subsequent Events (Details Narrative) - USD ($)												1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Jul. 26, 2023	Jun. 05, 2023	May 24, 2023	May 19, 2023	Apr. 28, 2023	Mar. 29, 2023	Mar. 10, 2023	Feb. 28, 2023	Feb. 20, 2023	Jan. 27, 2023	Dec. 31, 2022	Jul. 26, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Warrants exercise price											$ 11.50		$ 11.50				$ 11.50
Number of common stock issued														$ 395,200
Exercisable common stock, shares											1,639,566		1,639,566	1,783,531			1,639,566
Weighted average remaining life, granted options							ten-year			ten-year
Number of options outstanding							13,000			100,000	1,993,235		1,993,235	2,106,235			1,993,235
Options outstanding, exercise price							$ 2.26			$ 2.11
Weighted average remaining life, vested options							3 years
Milestone payment description								On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the L&F License or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”).
Cash payment									$ 398,000
Stock option to purchase
Financial Designation, Predecessor and Successor [Fixed List]											Successor		Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Interest rate									2.00%
Cash FDIC insured amount											$ 250,000		$ 250,000				$ 250,000
Estimated useful life											5 years		5 years				5 years
Equipment											$ 52,000		$ 52,000				$ 52,000	$ 52,000
Accumulated depreciation																	34,667	$ 24,267
Depreciation													532	$ 2,600		$ 9,869
Company valuation																	85,000,000
Operating lease right of use asset											98,371		98,371	$ 76,324			98,371
Accounting Standards Update 2016-02 [Member]
Subsequent Event [Line Items]
Operating lease right of use asset											182,732		182,732				182,732
Operating lease liability											199,642		199,642				199,642
Deferred rent											$ 16,910		$ 16,910				$ 16,910
Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness						$ 351,579		$ 351,579
Cash payment						648,421		$ 648,421
Maturity date								Mar. 31, 2023
Waiver B [Member]
Subsequent Event [Line Items]
Cash payment								$ 500,000
Maturity date								Jan. 31, 2024
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares											863,500		863,500				863,500
Common Stock [Member]
Subsequent Event [Line Items]
Common stock offering														130,000
Number of common stock issued														$ 13
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment to redemption of original PIPE shares amount					$ 10,100,000
Percentage of premium redemption of original PIPE					20.00%
Premium amount of PIPE Shares					$ 1,700,000
Payment of Effectiveness Failure amount					400,000
Remaining PIPE Shares amount					$ 200,000
Common stock floor conversion price per share					$ 2.00
Weighted average remaining life, granted options			ten-year
Number of options outstanding			1,453,107
Options outstanding, exercise price			$ 0.44
Shares vested			150,000
Weighted average remaining life, vested options			3 years
Milestone payment description								On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (‘Waiver B”).
Cash payment									$ 260,000
Minimum waiver amount								$ 30,000,000
Stock option to purchase							13,000			100,000
Stock option exercise price per share							$ 2.26			$ 2.11
Interest rate									2.00%
Subsequent Event [Member] | July 2023 Offering [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares	9,471,213											9,471,213
Warrants exercise price	$ 0.0001											$ 0.0001
Number of common stock issued	$ 3,265,060
Warrants to purchase common stock	12,727,273											12,727,273
Proceeds from public offering	$ 2,100,000
Warrants exercisable description												Each share of common stock or pre-funded warrant was sold together with a five-year warrant to purchase one share of common stock at an exercise price of $0.165 per share, which was exercisable upon issuance
Total issuance costs	450,000
Placement fees	$ 125,000
Subsequent Event [Member] | Registered Offering Warrants [Member]
Subsequent Event [Line Items]
Warrants exercise price	$ 1.00											$ 1.00
Warrants to purchase common stock	1,377,996											1,377,996
Warrants expiration date	Apr. 28, 2028											Apr. 28, 2028
Subsequent Event [Member] | Waiver A [Member]
Subsequent Event [Line Items]
Debt forgiveness								351,579
Cash payment						$ 648,421		$ 648,421
Maturity date								Mar. 31, 2023
Subsequent Event [Member] | Waiver B [Member]
Subsequent Event [Line Items]
Cash payment								$ 500,000
Maturity date								Jan. 31, 2024
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Stock option to purchase							5,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock offering					5,062
Warrants exercise price					$ 7.00
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock offering					11,015,500
Warrants to purchase common shares					11,015,500
Gross proceeds					$ 11,000,000.0
Warrants exercise price					$ 1.00
Number of common stock issued					$ 500,000
Placement fees					$ 400,000
Subsequent Event [Member] | Common Stock [Member] | Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				380,000
Subsequent Event [Member] | Common Stock [Member] | PIPE Financing [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares					863,500
Warrants exercise price					$ 2.00
Exercisable common stock, shares					4,965,125
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock offering		3,044,152